FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 4 — FAIR VALUE MEASUREMENTS

The accounting standard for fair value measurements provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. Fair value is defined as the price that would be received for an asset or the “exit price” that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between independent market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy, which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting standard established a fair value hierarchy, which requires an entity to maximize the use of observable inputs, where available. This hierarchy prioritizes the inputs into three broad levels as follows:

●	Level 1 — Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

●	Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3 — Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. Factors used to develop the estimated fair value are unobservable inputs that are not supported by market activity. The sensitivity of the fair value measurement to changes in unobservable inputs might result in a significantly higher or lower measurement.

Level 1 investments consist solely of short-term and long-term restricted cash valued at amortized cost that approximates fair value. Level 2 investments consist solely of certificate of deposits. Level 3 liabilities consist of convertible preferred share warrant liability, in which the fair value was measured upon issuance and is remeasured at each reporting date. The valuation methodology and underlying assumptions are discussed further in Note 5 “Contingent Forward Contracts” and Note 6 “Convertible Preferred Share Warrant Liability”.

The following table sets forth the Company’s financial assets subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of June 30, 2021 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment —
Certificates of deposit	$—	$505	$—	$505
Restricted cash	34,267	—	—	34,267
Total assets	$34,267	$505	$—	$34,772

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2020 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment–
Certificates of deposit	$—	$505	$—	$505
Restricted cash	26,006	—	—	26,006
Total assets	$26,006	$505	$—	$26,511
Liabilities:
Convertible preferred share warrant liability	$—	$—	$2,960	$2,960
Total liabilities	$—	$—	$2,960	$2,960

A reconciliation of the contingent forward contract liability measured and recorded at fair value on a recurring basis is as follows (in thousands):

	Six Months Ended
	June 30,
	2021	2020
Fair value-beginning of period	$—	$30,844
Issuance	2,167,332	—
Change in fair value	454,546	8,719
Settlement	(2,621,878)	(39,563)
Fair value-end of period	$—	$—

A reconciliation of the convertible preferred share warrant liabilities measured and recorded at fair value on a recurring basis is as follows (in thousands):

	Six Months Ended
	June 30,
	2021	2020
Fair value-beginning of period	$2,960	$1,755
Change in fair value	6,976	114
Settlement	(9,936)	—
Fair value-end of period	$—	$1,869

NOTE 4 — FAIR VALUE OF FINANCIAL INSTRUMENTS

The accounting standard for fair value measurements provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. Fair value is defined as the price that would be received for an asset or the “exit price” that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between independent market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy, which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting standard established a fair value hierarchy, which requires an entity to maximize the use of observable inputs, where available. This hierarchy prioritizes the inputs into three broad levels as follows:

●	Level 1 — Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.
●	Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 — Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. Factors used to develop the estimated fair value are unobservable inputs that are not supported by market activity. The sensitivity of the fair value measurement to changes in unobservable inputs might result in a significantly higher or lower measurement.

Level 1 investments consist solely of short-term and long-term restricted cash valued at amortized cost that approximates fair value. Level 2 investments consist solely of certificate of deposits. Level 3 liabilities consist of convertible preferred share warrant liability and contingent forward contract liability, in which the fair value was measured upon issuance and is remeasured at each reporting date. The valuation methodology and underlying assumptions are discussed further in Note 6 “Contingent Forward Contracts” and Note 7 “Convertible Preferred Share Warrant Liability”.

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2020 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment−
Certificates of deposit	$—	$505	$—	$505
Restricted cash – short term	11,278	—	—	11,278
Restricted cash – long term	14,728	—	—	14,728
Total assets	$26,006	$505	$—	$26,511
Liabilities:
Convertible preferred share warrant liability	$—	$—	$2,960	$2,960
Total liabilities	$—	$—	$2,960	$2,960

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2019 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment−
Certificate of deposit	$—	$505	$—	$505
Restricted cash – short term	19,767	—	—	19,767
Restricted cash – long term	8,200	—	—	8,200
Total assets	$27,967	$505	$—	$28,472
Liabilities:
Convertible preferred share warrant liability	$—	$—	$1,755	$1,755
Contingent forward contracts liability	—	—	30,844	30,844
Total liabilities	$—	$—	$32,599	$32,599

A reconciliation of the contingent forward contract liability measured and recorded at fair value on a recurring basis is as follows (in thousands):

Fair value-December 31, 2018	$15,791
Change in fair value	15,053
Fair value-December 31, 2019	30,844
Change in fair value of Series D contingent forward contract	8,720
Settlement of Series D contingent forward contract	(39,563)
Issuance of Series E contingent forward contract	793
Change in fair value of Series E contingent forward contract	109,662
Settlement of Series E contingent forward contract	(110,456)
Fair value-December 31, 2020	$—

A reconciliation of the convertible preferred share warrant liabilities measured and recorded at fair value on a recurring basis is as follows (in thousands):

Fair value-December 31, 2018	$1,349
Change in fair value	406
Fair value-December 31, 2019	1,755
Change in fair value	1,205
Fair value-December 31, 2020	$2,960